Stockholders' Equity and Stock-Based Compensation - Black-Scholes Model Weighted Average Assumptions Used to Estimate Fair Value of Shares to Be Issued as of Grant Date (Detail) (USD $)	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Assumptions:
Risk-free interest rates	0.70%	1.00%	1.80%
Expected life (in years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days
Expected volatility	47.00%	45.00%	47.00%
Dividend yield
Employee stock purchase plan [Member]
Assumptions:
Risk-free interest rates	0.16%
Expected life (in years)	6 months
Expected volatility	35.00%
Dividend yield